                                                           PROSPECTUS SUPPLEMENT

                                                           May 31, 2005


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective June 1, 2005, the Board of Directors of the Morgan Stanley Institutional Fund, Inc. approved an amendment to the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by certain of the Fund's Portfolios as identified below.

              PORTFOLIO                       REDUCED ADVISORY FEE
Focus Equity Portfolio            0.50% of the portion of the daily net assets
                                  not exceeding $1 billion; 0.45% of the
                                  portion of the daily net assets exceeding $1
                                  billion but not exceeding $2 billion; 0.40%
                                  of the portion of the daily net assets
                                  exceeding $2 billion but not exceeding $3
                                  billion; and 0.35% of the portion of the
                                  daily net assets exceeding $3 billion.

Small Company Growth Portfolio    0.92% of the portion of the daily net assets
                                  not exceeding $1 billion; 0.85% of the
                                  portion of the daily net assets exceeding $1
                                  billion but not exceeding $1.5 billion; and
                                  0.80% of the portion of the daily net assets
                                  exceeding $1.5 billion.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[SIDENOTE]

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUS DATED APRIL 29, 2005 OF:

FOCUS EQUITY PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

                                                           PROSPECTUS SUPPLEMENT

                                                           May 31, 2005


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective June 1, 2005, the Board of Directors of the Morgan Stanley Institutional Fund, Inc. approved an amendment to the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.95% of the portion of the daily net assets not exceeding $1.5 billion and 0.90% of the portion of the daily net assets exceeding $1.5 billion.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[SIDENOTE]

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUS DATED APRIL 29, 2005 OF:

INTERNATIONAL SMALL CAP PORTFOLIO

                                                           PROSPECTUS SUPPLEMENT

                                                           May 31, 2005


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective August 29, 2005, the Board of Directors (the "Board") of Morgan Stanley Institutional Fund, Inc. (the "Fund") approved a change to the terms of the 2% redemption fee for Portfolio shares, making the redemption fee applicable to Portfolio shares redeemed within 30 days of purchase, subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

Footnote + to the table included in the section titled "FEES AND EXPENSES OF THE PORTFOLIO" is hereby deleted and replaced with the following:

+ Payable to the Portfolio on shares redeemed within 30 days of purchase. See "Shareholder Information--How To Redeem Shares" and "Shareholder
Information--Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

The third paragraph under the section titled "SHAREHOLDER INFORMATION--HOW TO REDEEM SHARES" is hereby deleted and replaced with the following:

Shares of the Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to redemptions in connection with systematic withdrawal/exchange plans, pre-approved asset allocation programs and to shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The penultimate sentence of the fourth paragraph under the section titled "SHAREHOLDER INFORMATION--EXCHANGE PRIVILEGE" is hereby deleted and replaced with the following:

An exchange of Portfolio shares held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described under the section "Shareholder Information--How To Redeem Shares."

The last paragraph in the section titled "SHAREHOLDER INFORMATION--FREQUENT PURCHASES AND REDEMPTIONS OF SHARES" is hereby deleted and replaced with the following:

The Fund's policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the "Shareholder Information--How To Purchase Shares," "Shareholder Information--How To Redeem Shares" and "Shareholder Information--Exchange Privilege" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within the Portfolio by the financial intermediary's customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[SIDENOTE]

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUS DATED APRIL 29, 2005 OF:

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                                           PROSPECTUS SUPPLEMENT

                                                           May 31, 2005


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective August 29, 2005, the Board of Directors (the "Board") of Morgan Stanley Institutional Fund, Inc. (the "Fund") approved a change to the terms of the 2% redemption fee for Portfolio shares, making the redemption fee applicable to Portfolio shares redeemed within 30 days of purchase, subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

Footnote + to the table included in the section titled "FEES AND EXPENSES OF THE PORTFOLIO" is hereby deleted and replaced with the following:

+ Payable to the Portfolio on shares redeemed within 30 days of purchase. See "Shareholder Information--How To Redeem Shares" and "Shareholder
Information--Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

The third paragraph under the section titled "SHAREHOLDER INFORMATION--HOW TO REDEEM SHARES" is hereby deleted and replaced with the following:

Shares of the Portfolios redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to redemptions in connection with systematic withdrawal/exchange plans, pre-approved asset allocation programs and to shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The penultimate sentence of the fourth paragraph under the section titled "SHAREHOLDER INFORMATION--EXCHANGE PRIVILEGE" is hereby deleted and replaced with the following:

An exchange of Portfolio shares held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described under the section "Shareholder Information--How To Redeem Shares."

The last paragraph in the section titled "SHAREHOLDER INFORMATION--FREQUENT PURCHASES AND REDEMPTIONS OF SHARES" is hereby deleted and replaced with the following:

The Fund's policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the "Shareholder Information--How To Purchase Shares," "Shareholder Information--How To Redeem Shares" and "Shareholder Information--Exchange Privilege" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

[SIDENOTE]

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUS DATED APRIL 29, 2005 OF:

EMERGING MARKETS PORTFOLIO

EMERGING MARKETS DEBT PORTFOLIO

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within a Portfolio by the financial intermediary's customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           PROSPECTUS SUPPLEMENT

                                                           May 31, 2005


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective August 29, 2005, the Board of Directors (the "Board") of Morgan Stanley Institutional Fund, Inc. (the "Fund") approved the implementation of a 2% redemption fee for Portfolio shares redeemed within 30 days (with respect to the Small Company Growth Portfolio) and seven days (with respect to the Equity Growth and Focus Equity Portfolios) of purchase, subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

The following information is hereby added to the top of the table included in the section titled "FEES AND EXPENSES OF THE PORTFOLIO":

SHAREHOLDER FEES (fees paid directly from your investment)

Redemption Fee (as a % of the amount redeemed)+                    2.00%        2.00%       2.00%

+Payable to the Portfolio on shares redeemed within 30 days (with respect to the Small Company Growth Portfolio) and seven days (with respect to the Equity Growth and Focus Equity Portfolios) of purchase. See "Shareholder Information--How To Redeem Shares" and "Shareholder Information--Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

The following paragraph is hereby added at the end of the section titled "SHAREHOLDER INFORMATION--HOW TO REDEEM SHARES":

Shares of the Portfolios redeemed within 30 days (with respect to the Small Company Growth Portfolio) and seven days (with respect to the Equity Growth and Focus Equity Portfolios) of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to redemptions in connection with systematic withdrawal/exchange plans, pre-approved asset allocation programs and to shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The following sentence is added as the penultimate sentence of the fourth paragraph under the section titled "SHAREHOLDER INFORMATION--EXCHANGE PRIVILEGE":

An exchange of Portfolio shares held for less than 30 days (with respect to the Small Company Growth Portfolio) and seven days (with respect to the Equity Growth and Focus Equity Portfolios) from the date of purchase will be subject to the 2% redemption fee described under the section "Shareholder Information--How To Redeem Shares."

The last paragraph in the section titled "SHAREHOLDER INFORMATION--FREQUENT PURCHASES AND REDEMPTIONS OF SHARES" is hereby deleted and replaced with the following:

The Fund's policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the "Shareholder Information--How To Purchase Shares," "Shareholder Information--How To Redeem Shares" and "Shareholder Information--Exchange Privilege" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and

[SIDENOTE]

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUS DATED APRIL 29, 2005 OF:

EQUITY GROWTH PORTFOLIO

FOCUS EQUITY PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO
procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within a Portfolio by the financial intermediary's customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           PROSPECTUS SUPPLEMENT

                                                           May 31, 2005


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective August 29, 2005, the Board of Directors (the "Board") of Morgan Stanley Institutional Fund, Inc. (the "Fund") approved the implementation of a 2% redemption fee for shares of the U.S. Real Estate Portfolio redeemed within 30 days of purchase, and approved a change to the terms of the 2% redemption fee for shares of the European Real Estate Portfolio, both subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

The first two rows of the table included in the section titled "FEES AND EXPENSES OF THE PORTFOLIO" are hereby deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Redemption Fee (as a % of the amount redeemed)+                 2.00%      2.00%

+Payable to the Portfolio on shares redeemed within 30 days of purchase. See
 "Shareholder Information--How To Redeem Shares" and "Shareholder
 Information--Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

The third paragraph under the section titled "SHAREHOLDER INFORMATION--HOW TO REDEEM SHARES" is hereby deleted and replaced with the following:

Shares of the Portfolios redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to redemptions in connection with systematic withdrawal/exchange plans, pre-approved asset allocation programs and to shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The penultimate sentence of the fourth paragraph under the section titled "SHAREHOLDER INFORMATION--EXCHANGE PRIVILEGE" is hereby deleted and replaced with the following:

An exchange of Portfolio shares held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described under the section "Shareholder Information--How To Redeem Shares."

The last paragraph in the section titled "SHAREHOLDER INFORMATION--FREQUENT PURCHASES AND REDEMPTIONS OF SHARES" is hereby deleted and replaced with the following:

The Fund's policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the "Shareholder Information--How To Purchase Shares," "Shareholder Information--How To Redeem Shares" and "Shareholder Information--Exchange Privilege" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

[SIDENOTE]

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUS DATED APRIL 29, 2005 OF:

EUROPEAN REAL ESTATE PORTFOLIO

U.S. REAL ESTATE PORTFOLIO

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within a Portfolio by the financial intermediary's customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           PROSPECTUS SUPPLEMENT

                                                           May 31, 2005


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective August 29, 2005, the Board of Directors (the "Board") of Morgan Stanley Institutional Fund, Inc. (the "Fund") approved a change to the terms of the 2% redemption fee for Portfolio shares, making the redemption fee applicable to Portfolio shares redeemed within 30 days of purchase, subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

Footnote + to the table included in the section titled "FEES AND EXPENSES OF THE PORTFOLIO" is hereby deleted and replaced with the following:

+Payable to the Portfolio on shares redeemed within 30 days of purchase. See "Shareholder Information--How To Redeem Shares" and "Shareholder
Information--Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

The third paragraph under the section titled "SHAREHOLDER INFORMATION--HOW TO REDEEM SHARES" is hereby deleted and replaced with the following:

Shares of the Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to redemptions in connection with systematic withdrawal/exchange plans, pre-approved asset allocation programs and to shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The penultimate sentence of the fourth paragraph under the section titled "SHAREHOLDER INFORMATION--EXCHANGE PRIVILEGE" is hereby deleted and replaced with the following:

An exchange of Portfolio shares held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described under the section "Shareholder Information--How To Redeem Shares."

The last paragraph in the section titled "SHAREHOLDER INFORMATION--FREQUENT PURCHASES AND REDEMPTIONS OF SHARES" is hereby deleted and replaced with the following:

The Fund's policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the "Shareholder Information--How To Purchase Shares," "Shareholder Information--How To Redeem Shares" and "Shareholder Information--Exchange Privilege" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within the Portfolio by the financial intermediary's customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[SIDENOTE]

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUS DATED APRIL 29, 2005 OF:

GLOBAL FRANCHISE PORTFOLIO

                                                           PROSPECTUS SUPPLEMENT

                                                           May 31, 2005

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective August 29, 2005, the Board of Directors (the "Board") of Morgan Stanley Institutional Fund, Inc. (the "Fund") approved a change to the terms of the 2% redemption fee for Portfolio shares, making the redemption fee applicable to Portfolio shares redeemed within 30 days of purchase, subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

Footnote + to the table included in the section titled "FEES AND EXPENSES OF THE PORTFOLIO" is hereby deleted and replaced with the following:

+Payable to the Portfolio on shares redeemed within 30 days of purchase. See "Shareholder Information--How To Redeem Shares" and "Shareholder
Information--Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

The third paragraph under the section titled "SHAREHOLDER INFORMATION--HOW TO REDEEM SHARES" is hereby deleted and replaced with the following:

Shares of the Portfolios redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to redemptions in connection with systematic withdrawal/exchange plans, pre-approved asset allocation programs and to shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The penultimate sentence of the fourth paragraph under the section titled "SHAREHOLDER INFORMATION--EXCHANGE PRIVILEGE" is hereby deleted and replaced with the following:

An exchange of Portfolio shares held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described under the section "Shareholder Information--How To Redeem Shares."

The last paragraph in the section titled "SHAREHOLDER INFORMATION--FREQUENT PURCHASES AND REDEMPTIONS OF SHARES" is hereby deleted and replaced with the following:

The Fund's policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the "Shareholder Information--How To Purchase Shares," "Shareholder Information--How To Redeem Shares" and "Shareholder Information--Exchange Privilege" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

[SIDENOTE]

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUS DATED APRIL 29, 2005 OF:

GLOBAL VALUE EQUITY PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INTERNATIONAL SMALL CAP PORTFOLIO

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within a Portfolio by the financial intermediary's customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           PROSPECTUS SUPPLEMENT

                                                           May 31, 2005


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective August 29, 2005, the Board of Directors (the "Board") of Morgan Stanley Institutional Fund, Inc. (the "Fund") approved a change to the terms of the 2% redemption fee for Portfolio shares, making the redemption fee applicable to Portfolio shares redeemed within 30 days of purchase, subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

Footnote + to the table included in the section titled "FEES AND EXPENSES OF THE PORTFOLIO" is hereby deleted and replaced with the following:

+Payable to the Portfolio on shares redeemed within 30 days of purchase. See "Shareholder Information--How To Redeem Shares" and "Shareholder
Information--Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

The third paragraph under the section titled "SHAREHOLDER INFORMATION--HOW TO REDEEM SHARES" is hereby deleted and replaced with the following:

Shares of the Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to redemptions in connection with systematic withdrawal/exchange plans, pre-approved asset allocation programs and to shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The penultimate sentence of the fourth paragraph under the section titled "SHAREHOLDER INFORMATION--EXCHANGE PRIVILEGE" is hereby deleted and replaced with the following:

An exchange of Portfolio shares held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described under the section "Shareholder Information--How To Redeem Shares."

The last paragraph in the section titled "SHAREHOLDER INFORMATION--FREQUENT PURCHASES AND REDEMPTIONS OF SHARES" is hereby deleted and replaced with the following:

The Fund's policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the "Shareholder Information--How To Purchase Shares," "Shareholder Information--How To Redeem Shares" and "Shareholder Information--Exchange Privilege" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within the Portfolio by the financial intermediary's customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[SIDENOTE]

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUS DATED APRIL 29, 2005 OF:

INTERNATIONAL MAGNUM PORTFOLIO

                                                           PROSPECTUS SUPPLEMENT

                                                           May 31, 2005


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective August 29, 2005, the Board of Directors (the "Board") of Morgan Stanley Institutional Fund, Inc. (the "Fund") approved the implementation of a 2% redemption fee for Portfolio shares redeemed within seven days of purchase, subject to certain exceptions discussed below.

In connection with these changes, the Prospectus is revised as set forth below.

The following information is hereby added to the top of the table included in the section titled "FEES AND EXPENSES OF THE PORTFOLIO":

SHAREHOLDER FEES (fees paid directly from your investment)

Redemption Fee (as a % of the amount redeemed)+                            2.00%

+Payable to the Portfolio on shares redeemed within seven days of purchase. See
 "Shareholder Information--How To Redeem Shares" and "Shareholder
 Information--Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

The following paragraph is hereby added at the end of the section titled "SHAREHOLDER INFORMATION--HOW TO REDEEM SHARES":

Shares of the Portfolio redeemed within seven days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to redemptions in connection with systematic withdrawal/exchange plans, pre-approved asset allocation programs and to shares received by reinvesting income dividends or capital gain distributions. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The following sentence is added as the penultimate sentence of the fourth paragraph under the section titled "SHAREHOLDER INFORMATION--EXCHANGE PRIVILEGE":

An exchange of Portfolio shares held for less than seven days from the date of purchase will be subject to the 2% redemption fee described under the section "Shareholder Information--How To Redeem Shares."

The last paragraph in the section titled "SHAREHOLDER INFORMATION--FREQUENT PURCHASES AND REDEMPTIONS OF SHARES" is hereby deleted and replaced with the following:

The Fund's policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the "Shareholder Information--How To Purchase Shares," "Shareholder Information--How To Redeem Shares" and "Shareholder Information--Exchange Privilege" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

With respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within the Portfolio by the financial intermediary's customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[SIDENOTE]

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUS DATED APRIL 29, 2005 OF:

VALUE EQUITY PORTFOLIO